Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Shares of Common Stock Outstanding
Ordinary shares outstanding were as follows:

	December 31,
	2023	2022	2021
Balance at beginning of year	199,078,909	203,688,118	204,856,564
Shares issued under stock awards	1,403,340	702,273	331,554
Shares issued upon exercise of stock options	—	61,714	—
Repurchases of common stock	—	(5,373,196)	(1,500,000)
Balance at end of year	200,482,249	199,078,909	203,688,118

Schedule of Changes in Accumulated Other Comprehensive Income (Loss)
The following table details the changes in AOCI:

		Unrealized Gain (Loss) on:		AOCI
($ in millions)	Foreign Currency Translation	Hedges	Other	Total	Attributable to non-controlling interests	Attributable to IGT PLC
Balance at December 31, 2020	358	(9)	4	353	(24)	330
Change during period	9	3	(1)	11	51	62
Reclassified to operations (1)	19	1	—	20	1	21
Tax effect	—	(1)	—	—	—	—
Other comprehensive income (loss)	28	3	(1)	30	52	82
Balance at December 31, 2021	387	(6)	3	384	28	412
Change during period	55	2	1	57	27	84
Reclassified to operations (1)	36	(3)	—	34	—	34
Other comprehensive income (loss)	90	(1)	1	91	27	117
Balance at December 31, 2022	477	(7)	4	474	55	529
Change during period	5	(2)	—	3	(13)	(10)
Reclassified to operations (1)	—	2	—	2	—	2
Tax effect	(1)	—	—	(1)	—	(1)
Other comprehensive income (loss)	4	1	—	4	(13)	(8)
Balance at December 31, 2023	481	(6)	3	479	42	521
(1) Foreign currency translation of approximately $19 million was reclassified into gain on sale of discontinued operations, net of tax on the Consolidated Statements of Operations for the year ended December 31, 2021. Other foreign currency translation adjustments were reclassified into other non-operating expense, net on the Consolidated Statements of Operations for subsidiaries sold for the year ended December 31, 2022 and foreign exchange loss (gain), net for subsidiaries liquidated for the year ended December 31, 2022. Unrealized gain (loss) on hedges were reclassified into service revenue on the Consolidated Statements of Operations for the years ended December 31, 2023, 2022, and 2021.